INCOME TAXES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES
Percentage of tax deduction for qualified research and development expenses	50.00%	50.00%	50.00%	50.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss from continuing operations before income tax expense	$ (5,440)	(32,934)	(10,698)	(369)
Income tax computed at PRC statutory tax rate of 25%	(1,360)	(8,233)	(2,674)	(93)
Preferential tax rates	(8)	(50)	83	(948)
International rate differences	737	4,459	4,376	7,327
Additional 50% tax deduction for qualified research and development expenses	(1,194)	(7,227)	(4,915)	(2,660)
Non-deductible expenses	3,661	22,164	10,454	11,304
Other permanent difference			(6,626)
Effect of changes in tax rates on deferred taxes	652	3,947	3,779	(1,586)
Changes in unrecognized tax benefits				(480)
Changes in the valuation allowance	(351)	(2,123)	276	(1,719)
Deferred tax adjustment			1,540
Effect of changes in tax rates on prior year tax	(1,923)	(11,642)
Income tax expense (benefit)	$ 214	1,295	6,293	11,145